CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated statements of comprehensive income [Abstrct]
Net income/(loss)		$ 6,762	$ 4,714	$ 1,943	$ 11,476	$ 3,797
Actuarial gains (losses) on defined benefit pension plans		27	(419)	107	(392)	224
Income tax effect on income and expenses recognised in OCI	[1]	(6)	93	(24)	87	(50)
Items that will not be reclassified to the Consolidated statement of income		21	(326)	83	(305)	174
Foreign currency translation effects		(4,410)	173	119	(4,238)	73
Items that may be subsequently reclassified to the Consolidated statement of income		(4,410)	173	119	(4,238)	73
Other comprehensive income/(loss)		(4,389)	(153)	202	(4,542)	247
Total comprehensive income/(loss)		2,372	4,561	2,144	6,933	4,044
Attributable to the equity holders of the company		2,368	4,557	2,140	6,925	4,036
Attributable to non-controlling interests		$ 5	$ 4	$ 5	$ 9	$ 8

[1]	1) Other comprehensive income (OCI).